Note 1 - Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended		2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		152 Months Ended	165 Months Ended
	Mar. 15, 2013	Feb. 28, 2014	Jun. 30, 2013	Feb. 28, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Sep. 30, 2015	Nov. 30, 2014	May. 31, 2013	Apr. 30, 2013
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Common Stock, Shares, Outstanding (in Shares)					5,203,428		5,203,428		3,092,766	2,932,501	3,092,766	5,203,428
Common Stock, Par or Stated Value Per Share (in Dollars per share)					$ 0.01		$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 1
Stockholders' Equity, Period Increase (Decrease)											$ 9,168,000	$ 22,723,061
Stock Issued During Period, Value, New Issues							$ 13,060,880		$ 2,055,001		$ 2,055,000
Debt Instrument, Increase (Decrease), Net									5,435,000			5,685,000
Amortization of Intangible Assets			$ 140,588		$ 1,632	$ 0	4,520	$ 0
Advertising Expense					500	4,201	1,917	11,994	19,394	$ 0
Research and Development Expense					$ 58,792	$ 72,294	$ 179,739	$ 321,929	$ 394,000	$ 235,000
Private Placement [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 1
Stock Issued During Period, Value, New Issues	$ 500,000
IPO [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Value, New Issues												13,555,003
Series A Convertible Preferred Stock [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Value, New Issues		$ 2,055,000		$ 2,055,000
Series A Convertible Preferred Stock [Member] | Private Placement [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Value, New Issues												$ 2,055,000
Earliest Tax Year [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Open Tax Year							2011